Stock Warrants (Details Narrative) - USD ($)				7 Months Ended	12 Months Ended
	Dec. 04, 2018	Aug. 08, 2018	Sep. 16, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Feb. 21, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	May 22, 2017	Apr. 01, 2017
Number of warrant exercised					1,285,538
Common shares issued upon exercise of warrants, shares					1,074,921
Proceeds from warrant exercised					$ 22,000
Warrants granted to purchase of common stock shares	23,562	163,113	18,333								6,667
Warrant exercise price per share			$ 1.20								$ 6.00
Warrants expire date			Mar. 15, 2018								May 21, 2019
Warrants expire date, description	Extension of the maturity date of a secured note payable.	Extension of the maturity date of a secured note payable.
Debt extinguishment			$ 10,000		$ (534,000)	(977,000)
Expense recognized relating to stock warrants						$ 27,000
Note Holders [Member]
Warrants granted to purchase of common stock shares					66,667
Warrant exercise price per share					$ 2.10
Warrants expire date					Jan. 31, 2023
Warrants issued for derivative liability					33,333
Kodiak [Member]
Warrants granted to purchase of common stock shares					133,333		133,333	6,667
Warrant exercise price per share					$ 3.75		$ 3.75	$ 3.75
Warrants expire date							Feb. 20, 2023
Note Holder [Member]
Number of warrant exercised				80,000
Warrants granted to purchase of common stock shares				322,000		322,000
Warrant exercise price per share				$ 2.25		$ 2.25
Warrants expire date, description				June 2020 through December 2022
Note Holder [Member] | Extension Agreement [Member]
Warrants granted to purchase of common stock shares									87,787
Warrant exercise price per share									$ 2.25
Warrants expire date									Aug. 31, 2020
Consultants [Member]
Warrants granted to purchase of common stock shares												25,000
Warrant exercise price per share												$ 1.80
Warrants expire date												Mar. 31, 2019
Share based compensation						$ 27,000
Rory Cutaia [Member] | Extension Agreement [Member]
Warrants granted to purchase of common stock shares									205,623	205,623
Warrant exercise price per share									$ 5.40	$ 2.25
Warrants expire date									May 31, 2020	May 31, 2020